Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 486.2	$ 323.9
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	177.8	160.9
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	63.3	90.6
British Columbia [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	214.9	50.1
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	30.2	22.3
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 0.0	$ 0.0